Credit Quality (Details) - Credit risk - AUD ($) $ in Millions	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Loans | Housing
Impairment charges
Exposure to credit risk	$ 573,711	$ 566,081	$ 557,263
Loans | Housing | Performing - Stage 1
Impairment charges
Exposure to credit risk	482,573	472,582	461,728
Loans | Housing | Performing - Stage 2
Impairment charges
Exposure to credit risk	84,739	86,606	89,112
Loans | Housing | Non-performing - Stage 3
Impairment charges
Exposure to credit risk	6,399	6,893	6,423
Loans | Housing | Strong
Impairment charges
Exposure to credit risk	346,494	336,029	326,090
Loans | Housing | Strong | Performing - Stage 1
Impairment charges
Exposure to credit risk	320,124	311,054	299,274
Loans | Housing | Strong | Performing - Stage 2
Impairment charges
Exposure to credit risk	26,370	24,975	26,816
Loans | Housing | Good/satisfactory
Impairment charges
Exposure to credit risk	202,841	204,258	207,379
Loans | Housing | Good/satisfactory | Performing - Stage 1
Impairment charges
Exposure to credit risk	160,217	159,016	160,286
Loans | Housing | Good/satisfactory | Performing - Stage 2
Impairment charges
Exposure to credit risk	42,624	45,242	47,093
Loans | Housing | Weak
Impairment charges
Exposure to credit risk	24,376	25,794	23,794
Loans | Housing | Weak | Performing - Stage 1
Impairment charges
Exposure to credit risk	2,232	2,512	2,168
Loans | Housing | Weak | Performing - Stage 2
Impairment charges
Exposure to credit risk	15,745	16,389	15,203
Loans | Housing | Weak | Non-performing - Stage 3
Impairment charges
Exposure to credit risk	6,399	6,893	6,423
Loans | Personal
Impairment charges
Exposure to credit risk	10,440	11,238	11,951
Loans | Personal | Performing - Stage 1
Impairment charges
Exposure to credit risk	8,819	9,549	10,111
Loans | Personal | Performing - Stage 2
Impairment charges
Exposure to credit risk	1,457	1,499	1,643
Loans | Personal | Non-performing - Stage 3
Impairment charges
Exposure to credit risk	164	190	197
Loans | Personal | Strong
Impairment charges
Exposure to credit risk	4,016	4,208	4,316
Loans | Personal | Strong | Performing - Stage 1
Impairment charges
Exposure to credit risk	3,903	4,104	4,216
Loans | Personal | Strong | Performing - Stage 2
Impairment charges
Exposure to credit risk	113	104	100
Loans | Personal | Good/satisfactory
Impairment charges
Exposure to credit risk	5,599	6,079	6,524
Loans | Personal | Good/satisfactory | Performing - Stage 1
Impairment charges
Exposure to credit risk	4,777	5,254	5,642
Loans | Personal | Good/satisfactory | Performing - Stage 2
Impairment charges
Exposure to credit risk	822	825	882
Loans | Personal | Weak
Impairment charges
Exposure to credit risk	825	951	1,111
Loans | Personal | Weak | Performing - Stage 1
Impairment charges
Exposure to credit risk	139	191	253
Loans | Personal | Weak | Performing - Stage 2
Impairment charges
Exposure to credit risk	522	570	661
Loans | Personal | Weak | Non-performing - Stage 3
Impairment charges
Exposure to credit risk	164	190	197
Loans | Business
Impairment charges
Exposure to credit risk	245,235	234,016	220,207
Loans | Business | Performing - Stage 1
Impairment charges
Exposure to credit risk	184,503	157,769	138,943
Loans | Business | Performing - Stage 2
Impairment charges
Exposure to credit risk	57,296	73,016	78,097
Loans | Business | Non-performing - Stage 3
Impairment charges
Exposure to credit risk	3,436	3,231	3,167
Loans | Business | Strong
Impairment charges
Exposure to credit risk	107,918	101,083	94,312
Loans | Business | Strong | Performing - Stage 1
Impairment charges
Exposure to credit risk	96,033	81,696	72,541
Loans | Business | Strong | Performing - Stage 2
Impairment charges
Exposure to credit risk	11,885	19,387	21,771
Loans | Business | Good/satisfactory
Impairment charges
Exposure to credit risk	127,594	123,155	117,087
Loans | Business | Good/satisfactory | Performing - Stage 1
Impairment charges
Exposure to credit risk	88,240	75,873	66,215
Loans | Business | Good/satisfactory | Performing - Stage 2
Impairment charges
Exposure to credit risk	39,354	47,282	50,872
Loans | Business | Weak
Impairment charges
Exposure to credit risk	9,723	9,778	8,808
Loans | Business | Weak | Performing - Stage 1
Impairment charges
Exposure to credit risk	230	200	187
Loans | Business | Weak | Performing - Stage 2
Impairment charges
Exposure to credit risk	6,057	6,347	5,454
Loans | Business | Weak | Non-performing - Stage 3
Impairment charges
Exposure to credit risk	3,436	3,231	3,167
Undrawn credit commitments
Impairment charges
Exposure to credit risk	217,756	212,111	210,284
Undrawn credit commitments | Performing - Stage 1
Impairment charges
Exposure to credit risk	191,835	181,275	176,506
Undrawn credit commitments | Performing - Stage 2
Impairment charges
Exposure to credit risk	25,437	30,395	33,348
Undrawn credit commitments | Non-performing - Stage 3
Impairment charges
Exposure to credit risk	484	441	430
Undrawn credit commitments | Strong
Impairment charges
Exposure to credit risk	158,946	155,127	152,396
Undrawn credit commitments | Strong | Performing - Stage 1
Impairment charges
Exposure to credit risk	147,752	140,786	135,663
Undrawn credit commitments | Strong | Performing - Stage 2
Impairment charges
Exposure to credit risk	11,194	14,341	16,733
Undrawn credit commitments | Good/satisfactory
Impairment charges
Exposure to credit risk	56,453	54,457	55,470
Undrawn credit commitments | Good/satisfactory | Performing - Stage 1
Impairment charges
Exposure to credit risk	43,903	40,271	40,622
Undrawn credit commitments | Good/satisfactory | Performing - Stage 2
Impairment charges
Exposure to credit risk	12,550	14,186	14,848
Undrawn credit commitments | Weak
Impairment charges
Exposure to credit risk	2,357	2,527	2,418
Undrawn credit commitments | Weak | Performing - Stage 1
Impairment charges
Exposure to credit risk	180	218	221
Undrawn credit commitments | Weak | Performing - Stage 2
Impairment charges
Exposure to credit risk	1,693	1,868	1,767
Undrawn credit commitments | Weak | Non-performing - Stage 3
Impairment charges
Exposure to credit risk	484	441	430
Loans and undrawn credit commitments
Impairment charges
Exposure to credit risk	1,047,142	1,023,446	999,705
Loans and undrawn credit commitments | Performing - Stage 1
Impairment charges
Exposure to credit risk	867,730	821,175	787,288
Loans and undrawn credit commitments | Performing - Stage 2
Impairment charges
Exposure to credit risk	168,929	191,516	202,200
Loans and undrawn credit commitments | Non-performing - Stage 3
Impairment charges
Exposure to credit risk	10,483	10,755	10,217
Loans and undrawn credit commitments | Strong
Impairment charges
Exposure to credit risk	617,374	596,447	577,114
Loans and undrawn credit commitments | Strong | Performing - Stage 1
Impairment charges
Exposure to credit risk	567,812	537,640	511,694
Loans and undrawn credit commitments | Strong | Performing - Stage 2
Impairment charges
Exposure to credit risk	49,562	58,807	65,420
Loans and undrawn credit commitments | Good/satisfactory
Impairment charges
Exposure to credit risk	392,487	387,949	386,460
Loans and undrawn credit commitments | Good/satisfactory | Performing - Stage 1
Impairment charges
Exposure to credit risk	297,137	280,414	272,765
Loans and undrawn credit commitments | Good/satisfactory | Performing - Stage 2
Impairment charges
Exposure to credit risk	95,350	107,535	113,695
Loans and undrawn credit commitments | Weak
Impairment charges
Exposure to credit risk	37,281	39,050	36,131
Loans and undrawn credit commitments | Weak | Performing - Stage 1
Impairment charges
Exposure to credit risk	2,781	3,121	2,829
Loans and undrawn credit commitments | Weak | Performing - Stage 2
Impairment charges
Exposure to credit risk	24,017	25,174	23,085
Loans and undrawn credit commitments | Weak | Non-performing - Stage 3
Impairment charges
Exposure to credit risk	$ 10,483	$ 10,755	$ 10,217